Condensed financial information of the parent company - Additional Information (Details) - Subsidiaries $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Condensed Financial Statements Captions [Line Items]
Restricted net assets as percentage of consolidated and unconsolidated subsidiaries	25.00%
Restricted net assets	$ 115,937